Organization and Principal Activities - Schedule of Details of Subsidiaries, VIE and Its Subsidiaries and Schools (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Organization And Principal Activities [Line Items]
Net revenues	¥ 2,228,117	$ 324,066	¥ 1,282,562	¥ 439,181
VIE’s significant subsidiaries and schools
Organization And Principal Activities [Line Items]
Net revenues	¥ 1,443,786		¥ 690,608	¥ 256,055